UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos       New York, New York              May 17, 2010
----------------------       ------------------          --------------------
     [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $2,474,171
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                         Name

1)       028-11651                       Hoplite Partners, L.P.
2)       028-11652                       Hoplite Offshore Fund, Ltd.

                                                   FORM 13F INFORMATION TABLE
                                                 Hoplite Capital Management, LLC
                                                        March 31, 2010


COLUMN 1                    COLUMN  2   COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                            TITLE OF                   VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       (X$1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE      SHARED  NONE
--------------              ------      ------      ---------   --------   --- ----  ----------- ---------  -----     ------- -----
ADVANCE AUTO PARTS INC      COM         00751Y106    75,104      1,791,603 SH        SHARED      1, 2        1,791,603
ANADARKO PETE CORP          COM         032511107   108,736      1,493,000 SH        SHARED      1, 2        1,493,000
BERKSHIRE HATHAWAY INC DEL  CL A        084670108       244              2 SH        SHARED      1, 2                2
CARMAX INC                  COM         143130102    89,563      3,565,424 SH        SHARED      1, 2        3,565,424
CB RICHARD ELLIS GROUP INC  CL A        12497T101    49,888      3,147,491 SH        SHARED      1, 2        3,147,491
CIGNA CORP                  COM         125509109   146,100      3,994,000 SH        SHARED      1, 2        3,994,000
COCA COLA ENTERPRISES INC   COM         191219104    25,226        912,000 SH        SHARED      1, 2          912,000
CSX CORP                    COM         126408103   148,497      2,917,423 SH        SHARED      1, 2        2,917,423
FLOWSERVE CORP              COM         34354P105   103,121        935,166 SH        SHARED      1, 2          935,166
GENWORTH FINL INC           COM CL A    37247D106    18,523      1,010,000 SH        SHARED      1, 2        1,010,000
GOODRICH CORP               COM         382388106   106,556      1,511,000 SH        SHARED      1, 2        1,511,000
GOOGLE INC                  CL A        38259P508   188,411        332,225 SH        SHARED      1, 2          332,225
KB HOME                     COM         48666K109    17,088      1,020,170 SH        SHARED      1, 2        1,020,170
LENNAR CORP                 CL A        526057104    74,359      4,320,700 SH        SHARED      1, 2        4,320,700
MGIC INVT CORP WIS          COM         552848103    27,644      2,520,000 SH        SHARED      1, 2        2,520,000
MONSANTO CO NEW             COM         61166W101    35,924        503,000 SH        SHARED      1, 2          503,000
NEWELL RUBBERMAID INC       COM         651229106   154,037     10,134,000 SH        SHARED      1, 2       10,134,000
NORFOLK SOUTHERN CORP       COM         655844108    25,430        455,000 SH        SHARED      1, 2          455,000
NVR INC                     COM         62944T105   141,959        195,402 SH        SHARED      1, 2          195,402
OCCIDENTAL PETE CORP DEL    COM         674599105    51,569        610,000 SH        SHARED      1, 2          610,000
PLAINS EXPL& PRODTN CO      COM         726505100    60,319      2,011,320 SH        SHARED      1, 2        2,011,320
POPULAR INC                 COM         733174106    45,617     15,676,000 SH        SHARED      1, 2       15,676,000
PSYCHIATRIC SOLUTIONS INC   COM         74439H108    36,853      1,235,000 SH        SHARED      1, 2        1,235,000
RADIAN GROUP INC            COM         750236101    15,640      1,000,000 SH        SHARED      1, 2        1,000,000
ROCKWELL COLLINS INC        COM         774341101    50,837        812,220 SH        SHARED      1, 2          812,220
RYLAND GROUP INC            COM         783764103    10,475        466,800 SH        SHARED      1, 2          466,800
SBA COMMUNICATIONS CORP     COM         78388J106    46,192      1,280,622 SH        SHARED      1, 2        1,280,622
SCHLUMBERGER LTD            COM         806857108    62,191        980,000 SH        SHARED      1, 2          980,000
SIMON PPTY GROUP INC NEW    COM         828806109    38,258        456,000 SH        SHARED      1, 2          456,000
TARGET CORP                 COM         87612E106    78,064      1,484,100 SH        SHARED      1, 2        1,484,100
TYCO INTERNATIONAL LTD      SHS         H89128104    95,739      2,503,000 SH        SHARED      1, 2        2,503,000
VERISK ANALYTICS INC        CL A        92345Y106    29,463      1,044,774 SH        SHARED      1, 2        1,044,774
VISA INC                    COM CL A    92826C839   138,147      1,517,600 SH        SHARED      1, 2        1,517,600
WELLPOINT INC               COM         94973V107   178,397      2,771,000 SH        SHARED      1, 2        2,771,000

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